Short-Term Investment	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-term Investment

Note 3 — Short-term Investment

The Company made multiple certificates of deposits held in the commercial bank and equity securities during the year ended December 31, 2025. The ending balance of short-term investments was $4,134,493 and nil as of December 31, 2025 and 2024, respectively.

As of December 31, 2025, the amortized cost of short-term investment on deposits held in the commercial bank was $4,134,493.

Realized interest and investment gain was $142,023, $337,511 and $165,336 for the year ended December 31, 2025, 2024 and 2023, respectively.